NOTE 13. Significant inputs to the simulation model (Details) (USD $)	1 Months Ended
	Sep. 26, 2011	Feb. 26, 2011
Notes to Financial Statements
Volatility	113.00%	57.00%
Cost of equity	21.50%	24.50%
Current stock price	$ 0.987	$ 21.97
Dividend yield	0.00%	0.00%